Summary of Net-of-Tax Amounts Recorded in OCI Relating to Pension and OPEB Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of the net-of-tax amounts recorded in OCI relating to pension and OPEB plans
Gain (loss) arising during the year, net of tax expense (benefit) of $16 in 2017, ($72) in 2016 and $44 in 2015	$ 50	$ (191)	$ 45
Distribution to Baxalta, net of tax expense of $73			198
Amortization of loss to earnings, net of tax benefit of $46 in 2017, $36 in 2016 and $61 in 2015	91	94	120
Pension and other employee benefits (loss) gain	$ 141	$ (97)	$ 363